Shareholder Report, Average Annual Return (Details)	1 Months Ended	5 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	20 Months Ended	24 Months Ended	29 Months Ended			30 Months Ended	34 Months Ended	37 Months Ended	44 Months Ended		60 Months Ended	63 Months Ended	82 Months Ended		88 Months Ended	89 Months Ended	91 Months Ended	107 Months Ended	108 Months Ended	116 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
Average Annual Return, Percent					3.89%													3.18%												1.91%
Class A Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A (with sales charge)
Average Annual Return, Percent					(9.61%)													1.69%												1.05%
Class C Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C (with contingent deferred sales charge)
Average Annual Return, Percent					(5.82%)													2.16%											0.95%
CLASS I SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
Average Annual Return, Percent					0.49%													7.34%		9.38%
CLASS A SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A (with sales charge)
Average Annual Return, Percent					(5.57%)													5.80%					8.23%
CLASS C SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C (with contingent deferred sales charge)
Average Annual Return, Percent					(1.51%)													6.28%		8.30%
Aquarius International Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Aquarius International Fund
Average Annual Return, Percent					13.32%													7.67%				5.45%
INSTITUTIONAL [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class
Average Annual Return, Percent					8.90%													14.35%												10.61%
INVESTOR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Investor Class
Average Annual Return, Percent					8.65%													14.07%												10.34%
INSTITUTIONAL [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class
Average Annual Return, Percent					10.97%													14.79%												8.96%
INVESTOR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Investor Class
Average Annual Return, Percent					10.69%													14.50%												8.69%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class
Average Annual Return, Percent					(3.86%)											8.39%
INSTITUTIONAL [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class
Average Annual Return, Percent					1.39%													18.36%												8.01%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class
Average Annual Return, Percent					17.96%											10.70%
INSTITUTIONAL [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class
Average Annual Return, Percent					17.30%													18.37%												9.34%
INVESTOR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Investor Class
Average Annual Return, Percent					17.00%													18.09%												9.07%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class
Average Annual Return, Percent					8.85%													13.40%												6.28%
Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Investor Class
Average Annual Return, Percent					8.58%													13.11%												6.03%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class
Average Annual Return, Percent					5.97%													2.11%												3.52%
Class A Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A (with sales charge)
Average Annual Return, Percent					(0.59%)													9.32%												3.83%
Class C Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C (with sales charge)
Average Annual Return, Percent					1.26%													9.30%												3.42%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Free Market U.S. Equity Fund
Average Annual Return, Percent					8.52%													14.84%								10.16%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Free Market International Equity Fund
Average Annual Return, Percent					23.60%													13.86%												8.02%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Free Market Fixed Income Fund
Average Annual Return, Percent					4.26%													1.10%												1.58%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Matson Money U.S. Equity VI Portfolio
Average Annual Return, Percent					7.94%													14.72%												9.94%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Matson Money International Equity VI Portfolio
Average Annual Return, Percent					22.54%													13.37%												7.67%
Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Matson Money Fixed Income VI Portfolio
Average Annual Return, Percent					4.04%													0.83%												1.32%
Motley Fool Global Opportunities ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool Global Opportunities ETF (at Net Asset Value)
Average Annual Return, Percent					10.59%													7.11%												11.05%
Motley Fool Mid-Cap Growth ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool Mid-Cap Growth ETF (at Net Asset Value)
Average Annual Return, Percent					5.22%													4.39%												8.81%
Motley Fool 100 Index ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool 100 Index ETF (at Net Asset Value)
Average Annual Return, Percent					22.63%													15.19%						17.74%
Motley Fool Small-Cap Growth ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool Small-Cap Growth ETF (at Net Asset Value)
Average Annual Return, Percent					10.26%													3.67%			10.49%
Motley Fool Capital Efficiency 100 Index ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool Capital Efficiency 100 Index ETF (at Net Asset Value)
Average Annual Return, Percent					11.98%												10.54%
Motley Fool Next Index ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool Next Index ETF (at Net Asset Value)
Average Annual Return, Percent					18.03%												2.01%
SGI U.S. Large Cap Core ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SGI US Large Cap Core ETF
Average Annual Return, Percent					9.99%					20.57%
SGI Dynamic Tactical ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SGI Dynamic Tactical ETF
Average Annual Return, Percent					3.25%						10.50%
Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I (without sales charge)
Average Annual Return, Percent					3.30%													8.13%												10.21%
Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A (with sales charge)
Average Annual Return, Percent					(2.30%)													6.71%										8.81%
SGI Enhanced Core ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SGI Enhanced Core ETF
Average Annual Return, Percent					6.34%		6.97%
SGI Enhanced Global Income ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SGI Enhanced Global Income ETF
Average Annual Return, Percent					13.11%		14.21%
SGI Enhanced Nasdaq-100 ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SGI Enhanced Nasdaq-100 ETF
Average Annual Return, Percent					19.08%	17.04%
SGI Enhanced Market Leaders ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SGI Enhanced Market Leaders ETF NAV
Average Annual Return, Percent					12.85%													10.37%												10.84%
F/m US Treasury 3 Month Bill ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 3 Month Bill ETF
Average Annual Return, Percent					4.46%										4.71%
F/m US Treasury 6 Month Bill ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 6 Month Bill ETF
Average Annual Return, Percent					4.44%								4.94%
F/m US Treasury 12 Month Bill ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 12 Month Bill ETF
Average Annual Return, Percent					4.38%									4.64%
F/m US Treasury 2 Year Note ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 2 Year Note ETF
Average Annual Return, Percent					4.00%										3.15%
F/m US Treasury 3 Year Note ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 3 Year Note ETF
Average Annual Return, Percent					4.36%							3.89%
F/m US Treasury 5 Year Note ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 5 Year Note ETF
Average Annual Return, Percent					4.00%							3.39%
F/m US Treasury 7 Year Note ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 7 Year Note ETF
Average Annual Return, Percent					3.34%							2.77%
F/m US Treasury 10 Year Note ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 10 Year Note ETF
Average Annual Return, Percent					1.81%										(0.40%)
F/m US Treasury 20 Year Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 20 Year Bond ETF
Average Annual Return, Percent					(3.45%)							(1.78%)
F/m US Treasury 30 Year Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 30 Year Bond ETF
Average Annual Return, Percent					(7.16%)							(4.14%)
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m 2-Year Investment Grade Corporate Bond ETF NAV
Average Annual Return, Percent					5.21%			5.61%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m 3-Year Investment Grade Corporate Bond ETF NAV
Average Annual Return, Percent					5.53%			6.09%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m 10-Year Investment Grade Corporate Bond ETF NAV
Average Annual Return, Percent					4.76%			6.18%
Institutional Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Oakhurst Fixed Income Fund
Average Annual Return, Percent					3.86%													0.25%												2.25%
F/m Opportunistic Income ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m Opportunistic Income ETF
Average Annual Return, Percent					4.09%				7.50%
Institutional Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m Large Cap Focused Fund (Institutional Class)
Average Annual Return, Percent					29.19%													14.25%							18.49%
Investor Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m Large Cap Focused Fund (Investor Class)
Average Annual Return, Percent					28.87%													13.96%							18.20%
F/m Emerald Life Sciences Innovation ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m Emerald Life Sciences Innovation ETF
Average Annual Return, Percent				11.49%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Average Annual Return, Percent			2.16%
F/m Compoundr High Yield Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m Compoundr High Yield Bond ETF NAV
Average Annual Return, Percent	0.77%
F/m Compoundr U.S. Aggregate Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m Compoundr U.S. Aggregate Bond ETF NAV
Average Annual Return, Percent	0.44%
F/m High Yield 100 ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					F/m High Yield 100 ETF
Average Annual Return, Percent		6.52%
Without Sales Load [Member] | Class A Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A (without sales charge)
Average Annual Return, Percent					(4.07%)													2.91%												1.65%
Without Sales Load [Member] | Class C Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C (without contingent deferred sales charge)
Average Annual Return, Percent					(4.88%)													2.16%											0.95%
Without Sales Load [Member] | CLASS A SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A (without sales charge)
Average Annual Return, Percent					0.18%													7.06%					9.10%
Without Sales Load [Member] | CLASS C SHARES [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C (without contingent deferred sales charge)
Average Annual Return, Percent					(0.55%)													6.28%		8.30%
Without Sales Load [Member] | Adara Smaller Companies Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TF (without sales charge)
Average Annual Return, Percent					12.25%													12.90%												11.46%
Without Sales Load [Member] | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional Class (without sales charge)
Average Annual Return, Percent					17.49%													16.22%												9.67%
Without Sales Load [Member] | Class A Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A (without sales charge)
Average Annual Return, Percent					3.06%													10.09%												4.19%
Without Sales Load [Member] | Class C Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C (without sales charge)
Average Annual Return, Percent					2.26%													9.30%												3.42%
Without Sales Load [Member] | Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I (without sales charge)
Average Annual Return, Percent					3.38%													10.35%												4.46%
Without Sales Load [Member] | Founders Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Founders Class Shares (without sales charge)
Average Annual Return, Percent					8.10%											3.49%
Without Sales Load [Member] | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A (without sales charge)
Average Annual Return, Percent					3.13%													7.88%										9.41%
Without Sales Load [Member] | Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C (without sales charge)
Average Annual Return, Percent					2.31%													7.06%									8.89%
Without Sales Load [Member] | Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional (without sales charge)
Average Annual Return, Percent					2.99%													6.91%												6.24%
Without Sales Load [Member] | Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Institutional (without sales charge)
Average Annual Return, Percent					5.87%													11.90%												9.35%
Without Sales Load [Member] | Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I (without sales charge)
Average Annual Return, Percent					7.36%													6.76%	8.30%
Without Sales Load [Member] | Class I Shares [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I (without sales charge)
Average Annual Return, Percent					3.95%													4.51%	5.48%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%											14.60%
S&P Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Total Return Index
Average Annual Return, Percent					15.88%													14.74%		14.65%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%					14.65%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%		14.65%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000 Total Return Index
Average Annual Return, Percent					8.17%													10.13%												8.88%
MSCI ACWI ex USA Gross Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Gross Index
Average Annual Return, Percent					16.11%													9.49%				6.60%
Russell 3000® Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell 3000® Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Total Return Index
Average Annual Return, Percent					9.12%													12.98%												10.12%
Russell 3000® Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell 3000® Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Total Return Index
Average Annual Return, Percent					9.12%													12.98%												10.12%
Russell 3000® Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell 2000® Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000® Value Total Return Index
Average Annual Return, Percent					5.83%													13.06%												8.62%
Russell 3000® Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell 2000® Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000® Value Total Return Index
Average Annual Return, Percent					5.83%													13.06%												8.62%
Russell 3000® Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Total Return Index
Average Annual Return, Percent					15.84%											9.31%
Russell 2000® Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000® Value Total Return Index
Average Annual Return, Percent					5.83%											3.41%
Russell 3000® Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000® Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell 2000® Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000® Value Total Return Index
Average Annual Return, Percent					5.83%													13.06%												8.62%
MSCI World Index - Gross Return (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index - Gross Return (USD)
Average Annual Return, Percent					16.17%											9.33%
MSCI World Index - Net Return (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index - Net Return (USD)
Average Annual Return, Percent					15.68%											8.81%
MSCI THE WORLD INDEX Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI THE WORLD INDEX Gross (USD)
Average Annual Return, Percent					16.17%													13.42%												12.22%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent					15.68%													12.89%												11.65%
MSCI World Value Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Value Net Total Return Index
Average Annual Return, Percent					11.94%													12.77%												8.76%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
MSCI Emerging Markets - Gross Return (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets - Gross Return (USD)
Average Annual Return, Percent					17.66%													5.69%												7.36%
MSCI Emerging Markets Index - Net Return (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index - Net Return (USD)
Average Annual Return, Percent					16.80%													5.21%												6.92%
Barclay BTOP50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Barclay BTOP50 Index
Average Annual Return, Percent					(0.40%)													5.94%												2.74%
SG CTA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SG CTA Index
Average Annual Return, Percent					(5.40%)													4.35%												2.08%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
Barclay BTOP50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Barclay BTOP50 Index
Average Annual Return, Percent					(0.40%)													5.94%												2.74%
SG CTA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SG CTA Index
Average Annual Return, Percent					(5.40%)													4.35%												2.08%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
Barclay BTOP50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Barclay BTOP50 Index
Average Annual Return, Percent					(0.40%)													5.94%												2.74%
SG CTA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SG CTA Index
Average Annual Return, Percent					(5.40%)													4.35%												2.08%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell 2500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500 Total Return Index
Average Annual Return, Percent					10.04%													11.15%												9.84%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Composite Index
Average Annual Return, Percent					9.90%													12.93%												10.73%
MSCI WORLD ex USA Index (Net Dividends) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI WORLD ex USA Index (Net Dividends)
Average Annual Return, Percent					14.88%													10.50%												7.63%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Composite Index
Average Annual Return, Percent					18.12%													9.53%												7.40%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					3.14%													(0.68%)												1.80%
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE Wolrd Government Bond Index 1-5 Yr Curr-Hedged USD
Average Annual Return, Percent					4.78%													1.59%												1.97%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Composite Index
Average Annual Return, Percent					4.16%													1.10%												1.87%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell 2500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500 Total Return Index
Average Annual Return, Percent					10.04%													11.15%												9.84%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Composite Index
Average Annual Return, Percent					9.90%													12.93%												10.73%
MSCI WORLD ex USA Index (Net Dividends) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI WORLD ex USA Index (Net Dividends)
Average Annual Return, Percent					14.88%													10.50%												7.63%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Composite Index
Average Annual Return, Percent					18.12%													9.53%												7.40%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					3.14%													0.68%												1.80%
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD
Average Annual Return, Percent					4.78%													1.59%												1.97%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Composite Index
Average Annual Return, Percent					4.16%													1.10%												1.87%
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index
Average Annual Return, Percent					15.82%													12.18%												11.22%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Total Return Index
Average Annual Return, Percent					15.84%													14.11%												13.98%
Russell Midcap Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth Total Return Index
Average Annual Return, Percent					26.42%													11.01%												12.96%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%													14.74%						13.24%
Motley Fool 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool 100 Index
Average Annual Return, Percent					23.43%													15.81%						18.36%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Total Return Index
Average Annual Return, Percent					15.84%													14.11%			15.22%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Total Return Index
Average Annual Return, Percent					10.48%													7.07%			8.75%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent					15.88%												10.21%
Motley Fool Capital Efficiency 100 - Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool Capital Efficiency 100 - Total Return Index
Average Annual Return, Percent					13.12%												11.14%
Russell 3000 Total Return Index [Member]0
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Total Return Index
Average Annual Return, Percent					15.84%												9.38%
Russell Midcap Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap Growth Total Return Index
Average Annual Return, Percent					26.42%												6.70%
Motley Fool Next - Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Motley Fool Next - Total Return Index
Average Annual Return, Percent					18.68%												2.54%
Bloomberg U.S. Universal Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Total Return Index
Average Annual Return, Percent					3.72%											(0.14%)
Markit CDX.NA.HY 5Y Long Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Markit CDX.NA.HY 5Y Long Total Return Index
Average Annual Return, Percent					9.54%											8.57%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500
Average Annual Return, Percent					15.88%					22.99%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					15.88%						23.26%
S&P 75% 500 TR/25% Bloomberg Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					75% S&P 500 TR/25% Bloomberg Aggregate Bond
Average Annual Return, Percent					12.70%						18.24%
S&P 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR
Average Annual Return, Percent					15.88%													14.74%												14.60%
S&P 500 Low Volatility Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Low Volatility Index TR
Average Annual Return, Percent					5.48%													8.52%												9.92%
S&P 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR
Average Annual Return, Percent					15.88%													14.74%										14.15%
S&P 500 Low Volatility Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Low Volatility Index TR
Average Annual Return, Percent					5.48%													8.52%										9.32%
S&P 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR
Average Annual Return, Percent					15.88%													14.74%									14.63%
S&P 500 Low Volatility Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Low Volatility Index TR
Average Annual Return, Percent					5.48%													8.52%									9.46%
S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Global BMI TR
Average Annual Return, Percent					16.15%													12.14%												11.24%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent					15.79%													12.00%												11.10%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Composite 1500 TR
Average Annual Return, Percent					15.06%													14.57%												14.22%
S&P 600 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 600 (TR)
Average Annual Return, Percent					3.51%													11.64%												9.53%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Total Return
Average Annual Return, Percent					15.84%													14.11%												13.98%
S&P 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR
Average Annual Return, Percent					15.88%													14.74%	15.89%
S&P 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR
Average Annual Return, Percent					15.88%													14.74%	15.89%
S&P U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P U.S. Aggregate Bond Index
Average Annual Return, Percent					3.42%		5.51%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					15.88%		19.03%
S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Global BMI TR
Average Annual Return, Percent					16.15%		18.29%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					15.88%		19.03%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					15.88%	16.81%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NASDAQ 100 Total Return Index
Average Annual Return, Percent					20.52%	16.73%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					15.88%													14.74%												14.60%
S&P 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 100 Index
Average Annual Return, Percent					19.23%													15.95%												15.99%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%										1.33%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent					4.51%										4.71%
Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index
Average Annual Return, Percent					4.53%										4.76%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%								3.74%
ICE BofA 6-Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 6-Month US Treasury Bill Index
Average Annual Return, Percent					4.54%								5.09%
Bloomberg US Treasury Bellwethers 6M Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwethers 6M Total Return USD Unhedged Index*
Average Annual Return, Percent					4.62%								5.15%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%									3.62%
ICE BofA US 1-Year Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US 1-Year Treasury Bill Index
Average Annual Return, Percent					4.28%									4.67%
Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index
Average Annual Return, Percent					4.46%									4.86%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%										1.33%
ICE BofA Current 2-Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 2-Year US Treasury Index
Average Annual Return, Percent					4.05%										3.16%
Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index
Average Annual Return, Percent					4.12%										3.28%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%							2.65%
ICE BofA Current 3-Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 3-Year US Treasury Index
Average Annual Return, Percent					4.32%							3.92%
Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index
Average Annual Return, Percent					4.49%							4.10%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%							2.65%
ICE BofA Current 5-Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 5-Year US Treasury Index
Average Annual Return, Percent					3.93%							3.44%
Bloomberg US Treasury Bellwether 5Y Total Return Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwether 5Y Total Return Unhedged Index
Average Annual Return, Percent					4.11%							3.56%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%							2.65%
ICE BofA Current 7-Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 7-Year US Treasury Index
Average Annual Return, Percent					3.32%							2.77%
Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index*
Average Annual Return, Percent					3.45%							2.95%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%										1.33%
ICE BofA Current 10-Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 10-Year US Treasury Index
Average Annual Return, Percent					1.78%										(0.31%)
Bloomberg US Treasury Bellwethers 10Y Total Return USD Unhedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwethers 10Y Total Return USD Unhedged*
Average Annual Return, Percent					1.94%										(0.16%)
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%							2.65%
ICE BofA Current 20-Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 20-Year US Treasury Total Return Index
Average Annual Return, Percent					(3.61%)							(1.82%)
Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index
Average Annual Return, Percent					(3.47%)							(1.66%)
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent					2.40%							2.65%
CE BofA Current 30-Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					CE BofA Current 30-Year US Treasury Index
Average Annual Return, Percent					(7.21%)							(4.16%)
Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index
Average Annual Return, Percent					(6.97%)							(3.92%)
ICE BofA US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US Corporate Index
Average Annual Return, Percent					4.23%			5.50%
Bloomberg US Liquid Corporate 2 Year Maturity [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Liquid Corporate 2 Year Maturity**
Average Annual Return, Percent					5.47%			5.98%
ICE 2-Year US Target Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE 2-Year US Target Maturity Corporate Index
Average Annual Return, Percent					5.33%			5.85%
ICE BofA US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US Corporate Index
Average Annual Return, Percent					4.23%			5.50%
Bloomberg US Liquid Corporate 3 Year Maturity [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Liquid Corporate 3 Year Maturity**
Average Annual Return, Percent					5.90%			6.47%
ICE 3-Year US Target Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE 3-Year US Target Maturity Corporate Index
Average Annual Return, Percent					5.74%			6.32%
ICE BofA US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US Corporate Index
Average Annual Return, Percent					4.23%			5.50%
Bloomberg US Liquid Corporate 10 Year Maturity [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Liquid Corporate 10 Year Maturity**
Average Annual Return, Percent					5.12%			6.52%
ICE 10-Year US Target Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE 10-Year US Target Maturity Corporate Index
Average Annual Return, Percent					5.02%			6.47%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					3.14%													(0.68%)												1.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					3.14%				5.75%
S&P 500® TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500® TR Index
Average Annual Return, Percent					15.88%													14.74%							15.03%
Russell 1000® Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Total Return Index
Average Annual Return, Percent					22.68%													15.27%							18.98%
S&P 500® TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500® TR Index
Average Annual Return, Percent					15.88%													14.74%							15.03%
Russell 1000® Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Total Return Index
Average Annual Return, Percent					22.68%													15.27%							18.98%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Total Return
Average Annual Return, Percent				12.29%
Russell 3000 Health Care Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Health Care Index Total Return
Average Annual Return, Percent				(6.35%)
ICE US Treasury Core Bond Index [Member]0
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Average Annual Return, Percent			2.92%
Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index
Average Annual Return, Percent			2.22%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.50%
Nasdaq Compoundr High-Yield Corporate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Nasdaq Compoundr High-Yield Corporate Bond Total Return Index
Average Annual Return, Percent	0.72%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.50%
Nasdaq Compoundr U.S. Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Nasdaq Compoundr U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	0.48%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.25%
Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index
Average Annual Return, Percent		6.60%